Stockholders' Equity - Additional Information (Details) $ / shares in Units, CAD in Thousands		1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 08, 2017 USD ($) $ / shares shares	May 16, 2016 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CAD shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Stockholders Equity Note [Line Items]
Shares issuable under Stock Option Plan, as percent of shares outstanding					25.00%	25.00%
Proceeds From Issuance Of Private Placement | $			$ 7,571,000	$ 5,000,000	$ 7,571,000		$ 5,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period					36,000	36,000
Proceeds From Stock Options Exercised						CAD 87		$ 6,000	$ 48,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			300,000	49,000
Non-Derivative [Member]
Stockholders Equity Note [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period					35,000	35,000
Derivative [Member]
Stockholders Equity Note [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period					1,000	1,000
US Denominated [Member]
Stockholders Equity Note [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period			50,000
Proceeds From Stock Options Exercised | $			$ 32,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance			1,678,000		1,678,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			1,378,000		1,378,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number			1,228,000	1,228,000	1,228,000		1,228,000
Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues			1,900,000					2,632,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period			86,000					4,000	47,000
U.S.dollars [Member]
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.55		$ 1.55			$ 1.55
Class Or Warrant Or Right Outstanding Weighted Average Remaining Contractual Terms					1 year 7 months 24 days	1 year 7 months 24 days		1 year 10 months 24 days
Proceeds From Stock Options Exercised | $					$ 66,000
Private Placement [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues	1,900,000	2,631,579
Proceeds From Issuance Of Private Placement | $	$ 7,600	$ 5,000,000
Equity Issuance Per Share Amounts | $ / shares	$ 4.00	$ 1.90
Private Placement [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues			1,900,000
Proceeds From Issuance Of Private Placement | $			$ 7,600,000
Equity Issuance Per Share Amounts | $ / shares			$ 4.00
Payments of Stock Issuance Costs | $			$ 7,571,000
Maximum [Member]
Stockholders Equity Note [Line Items]
Shares issuable under Stock Option Plan			3,907,000		3,907,000